Exhibit 99.3 Schedule 1

Canopy ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
610004329	XX	XX	B	A	A	A	B	A	A	A	Closed	finding-3367	2021-11-30 19:14	2021-12-01 21:35	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Evidence initial Homeownership Counseling Disclosure was sent on 10/5 provided - 1 day after application date of XX. Re-disclosure documents provided for XXdate as well. - Due Diligence Vendor-12/01/2021

Ready for Review-Document Uploaded.  - Seller-11/30/2021

Counter-Rebuttal letter provided confirms disclosure was sent on XX. Application date of XX. - Due Diligence Vendor-11/30/2021

Ready for Review-Document Uploaded.  - Seller-11/24/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. *****Based on the HOC disclosure in the file, it appears the borrower was provided the homeownership counseling disclosure on XX. The file contains evidence that indicates the loan application date is XX. - Due Diligence Vendor-11/19/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. - Due Diligence Vendor-11/18/2021	Ready for Review-Document Uploaded. - Seller-11/30/2021 Ready for Review-Document Uploaded. - Seller-11/24/2021	Resolved-Evidence initial Homeownership Counseling Disclosure was sent on XX provided - 1 day after application date of XX. Re-disclosure documents provided for XX date as well. - Due Diligence Vendor-12/01/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.38% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 18 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 89.9% Is Below the Guideline Maximum Of 909% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.16948333333333335

																										Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	WA	Primary Residence	Purchase	NA
610004330	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2021-11-24 15:01	2021-11-30 16:10	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,284.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,780.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/18/2021

Ready for Review-Document Uploaded.  - Seller-11/24/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,284.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,535.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). *****The file does not appear to contain a COC for the decrease in the lender credits. - Due Diligence Vendor-11/18/2021	Ready for Review-Document Uploaded. - Seller-11/24/2021	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,284.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,780.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/18/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07732696897374702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	DE	Primary Residence	Purchase	NA
610004330	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3631	2021-11-23 17:31	2021-11-30 15:58	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-11/30/2021

Ready for Review-Document Uploaded.  - Seller-11/23/2021

Open- *****The file does not appear to contain a COC for the addition of and increase in fees. - Due Diligence Vendor-11/18/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/18/2021	Ready for Review-Document Uploaded. - Seller-11/23/2021	Resolved-Resolved - Due Diligence Vendor-11/30/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07732696897374702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	DE	Primary Residence	Purchase	NA
610004330	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3632	2021-11-23 17:33	2021-11-30 15:58	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-11/30/2021

Ready for Review-Document Uploaded.  - Seller-11/23/2021

Open- *****The file does not appear to contain a COC for the addition of and increase in fees. - Due Diligence Vendor-11/18/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-11/18/2021	Ready for Review-Document Uploaded. - Seller-11/23/2021	Resolved-Resolved - Due Diligence Vendor-11/30/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07732696897374702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	DE	Primary Residence	Purchase	NA
610004330	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2021-11-24 15:03	2021-11-30 15:58	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7,727.52.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/18/2021

Ready for Review-Document Uploaded.  - Seller-11/24/2021

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7,727.52.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). *****The file does not appear to contain a COC for the addition of and increase in fees. - Due Diligence Vendor-11/18/2021	Ready for Review-Document Uploaded. - Seller-11/24/2021	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7,727.52.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/18/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

																										Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07732696897374702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	DE	Primary Residence	Purchase	NA
610004331	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2021-11-24 14:42	2021-11-30 16:43	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,436.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,311.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/19/2021

Ready for Review-Document Uploaded.  - Seller-11/24/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,436.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,311.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). *****It appears the file does not contain a COC for the decrease in the lender credit" - Due Diligence Vendor-11/19/2021	Ready for Review-Document Uploaded. - Seller-11/24/2021	Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,436.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,311.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-11/19/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 42.57% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 117 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.053769574944071585

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

																										Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 660 By Twenty (20) or More Points		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	FL	Second Home	Purchase	NA
610004332	XX	XX	D	A	A	A	D	A	A	A	Closed	FCOM1227	2021-11-26 14:39	2021-11-30 15:51	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD rider provided. - Due Diligence Vendor-11/30/2021 Ready for Review-Document Uploaded. - Seller-11/26/2021 Open-PUD Rider is Missing - Due Diligence Vendor-11/17/2021	Ready for Review-Document Uploaded. - Seller-11/26/2021	Resolved-PUD rider provided. - Due Diligence Vendor-11/30/2021	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0665934065934066

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.15% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 660 By Twenty (20) or More Points

																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 13 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	GA	Primary Residence	Purchase	NA
610004333	XX	XX		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	NJ	Primary Residence	Purchase	NA
610004334	XX	XX		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	FL	Primary Residence	Purchase	NA
610004335	XX	XX		A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA